Income Tax	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Income Tax

6. Income Tax

The following table illustrates the current and deferred taxes for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2025	2024 (as restated)*	2025	2024 (as restated)*
	(Euros in thousands)		(Euros in thousands)
Current income tax	—	(170)	—	(1,503)
Deferred income tax	1,001	30	1,996	843
Taxes on income	1,001	(140)	1,996	(660)

*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities

During the three and six months ended June 30, 2025, Immatics N.V., Immatics GmbH and Immatics US Inc. generated a net loss within the Group. Correspondingly the Group did not recognize a current income tax expense for the three and six months ended June 30, 2025.

During the three and six months ended June 30, 2025, the deferred tax liability decreased by €1.0 million and €2.0 million, respectively, due to a decrease in temporary differences and correspondingly the Group recognized a deferred income tax benefit.

Immatics received an income tax refund of €0.8 million during the three months ended June 30, 2025 from income tax prepayments made in prior periods.

During the three and six months ended June 30, 2024, Immatics N.V. and Immatics US Inc. generated a net loss within the Group. Immatics GmbH generated a net income for the three months ended June 30, 2024 due to the recognition of revenue from the collaboration agreements with BMS and Moderna and correspondingly the Group recognized an income tax expense of €0.2 million and an equivalent current tax liability. For the six months ended June 30, 2024, Immatics GmbH generated a net income due to the recognition of the remaining upfront payment of €14.9 million within revenue, in connection with the termination of the collaboration with Genmab and revenue from collaboration agreements, correspondingly the Group recognized an income tax expense of €1.5 million and an equivalent current tax liability.

The income tax expense is calculated based on taxable income of Immatics GmbH for the three and six months ended June 30, 2024. The Group applied the estimated effective tax rate for the financial year 2024 to the taxable income for the three and six months ended June 30, 2024. The Group took into account the tax losses carried forward that can be used to offset the taxable income generated in the three and six months ended June 30, 2024 for the purpose of income tax calculation. In accordance with §10d para 2 EStG (German income tax code), 70% (corporate tax) / 60% (trade tax) of an income of a given year can be offset with tax losses carried forward. Accordingly, 30% / 40% of the income before tax of Immatics GmbH is subject to income tax.

As the profit generated by Immatics GmbH during the three and six months ended June 30, 2024 is considered as a one-time profit, deferred tax assets on tax losses carried forward are recognized only to the extent that they offset deferred tax liabilities for temporary differences, taking into account the limitations in accordance with §10d para 2 EStG (German income tax code). The current assessment regarding the usability of deferred tax assets may change, depending on the Group’s taxable income in future years, which could result in the recognition of deferred tax assets.

Due to the limitations on ability to offset deferred tax liabilities with tax losses carried forward in accordance with 10d para 2 EStG, Immatics N.V. and Immatics GmbH need to account for all deferred tax liabilities for taxable temporary differences whereas deferred tax assets on losses carried forward can only be recognized to a certain percentage.

During the three and six months ended June 30, 2025 and 2024, the Group’s German operations were subject to a statutory tax rate of 30.2%, and the Group’s U.S. operations were subject to a federal corporate income tax rate of 21%.

Due to changes in ownership in prior periods, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the U.S. Internal Revenue Code.